Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Inventories

Inventories consisted of the following at December 31, 2013 and 2012:

	December 31,
	2013	2012
Raw materials	$278,947	$80,909
Work-in-process	39,192	13,171
Finished goods	2,100	-

Total inventories	$320,239	$94,080